Credit Impairment Losses and Provisions	12 Months Ended
Dec. 31, 2020
Disclosure of credit impairment loss and provisions [Abstract]
Credit Impairment Losses and Provisions
8. CREDIT IMPAIRMENT LOSSES AND PROVISIONS

			Group
	2020	2019	2018
	£m	£m	£m
Credit impairment losses:
Loans and advances to customers	672	238	189
Recoveries of loans and advances, net of collection costs	(24)	(40)	(42)
Off-balance sheet exposures (See Note 29)	(3)	22	6
	645	220	153
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 29)	268	437	260
Provisions for residual value and voluntary termination	6	6	—
	274	443	260
	919	663	413

In 2020 and 2019 there were no material credit impairment losses on loans and advances to banks, non-trading reverse repurchase agreements, other financial assets at amortised cost and financial assets at fair value through other comprehensive income.